Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Source

	Year Ended December 31
	2020	2019	2018
Bedding Products
Bedding Group [1]	$2,039.3	$2,254.3	$1,795.3
	2,039.3	2,254.3	1,795.3
Specialized Products
Automotive Group	719.0	816.1	823.3
Aerospace Products Group	102.4	157.7	148.9
Hydraulic Cylinders Group	69.8	93.0	84.1
	891.2	1,066.8	1,056.3
Furniture, Flooring & Textile Products
Home Furniture Group	320.9	357.4	390.3
Work Furniture Group	231.1	297.3	291.4
Flooring & Textile Products Group	797.7	776.7	736.2
	1,349.7	1,431.4	1,417.9
	$4,280.2	$4,752.5	$4,269.5

[1] The ECS acquisition occurred in January 2019. See Note R.
Average assets for our segments are shown in the table below and reflect the basis for return measures used by management to evaluate segment performance. These segment totals include working capital (all current assets and current liabilities) plus net property, plant and equipment. Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets
2020
Bedding Products	$739.0	$27.1	$—
Specialized Products	299.5	13.2	—
Furniture, Flooring & Textile Products	348.6	7.9	—
Average current liabilities included in segment numbers above	665.0	—	—
Unallocated assets and other	2,759.1	18.0	—
Difference between average assets and year-end balance sheet	(11.2)	—	—
	$4,800.0	$66.2	$—
2019
Bedding Products	$829.6	$65.4	$1,279.8
Specialized Products	346.4	29.3	.2
Furniture, Flooring & Textile Products	383.2	13.7	17.4
Average current liabilities included in segment numbers above	735.3	—	—
Unallocated assets and other	2,689.7	34.7	—
Difference between average assets and year-end balance sheet	(128.8)	—	—
	$4,855.4	$143.1	$1,297.4
2018
Bedding Products	$696.4	$58.2	$—
Specialized Products	342.5	45.0	79.4
Furniture, Flooring & Textile Products	366.5	19.1	6.0
Average current liabilities included in segment numbers above	651.9	—	—
Unallocated assets and other	1,343.6	37.3	—
Difference between average assets and year-end balance sheet	46.7	—	—
	$3,447.6	$159.6	$85.4